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                                  ROPES & GRAY
                             One International Place
                        Boston, Massachusetts 02110-2624
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7853


                                               February 4, 2002

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re:  Schroder Capital Funds (Delaware) (File Nos. 2-34215; 811-1911)
              ---------------------------------------------------------------


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned has been authorized by Schroder Capital Funds (Delaware) (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

         1. the definitive forms of (i) the Prospectus dated January 28, 2002 describing the Investor Shares of the Trust; (ii) the Prospectus describing the Investor Shares of Schroder Emerging Markets Fund Institutional Portfolio; and (iii) the Prospectus describing the Advisor Shares of Schroder Emerging Markets Fund Institutional Portfolio do not differ from those contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

         2. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on January 28, 2002 pursuant to Rule 485(b) under the Act.


No fees are required in connection with this filing. Please contact the undersigned at (617) 951-7853 with any questions or comments regarding this matter.

                                               Very truly yours,

                                               /s/ James F. Clark
                                               James F. Clark




JFC
cc:    Catherine A. Mazza
       Carin F. Muhlbaum, Esq.
       Timothy W. Diggins, Esq.
       David C. Sullivan, Esq.